Related Parties And Related Party Transactions - Summary of Related Party Transactions (Detail) - Ping An Insurance Company of ChinaLtd - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Technology platform based income	¥ 91,005	¥ 514,936	¥ 1,529,485
Other income	1,275,058	1,109,802	1,478,096
Investment income	74,114	158,552	338,252
Finance costs-Interest income	281,260	415,748	419,415
Finance costs-Interest expense	20,824	14,115	25,435
Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses	1,566,975	2,136,087	3,173,350
Other gains/(losses)-net	¥ 25,431	¥ (70,671)	¥ 350,329